Recoverable Cash Advances (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Current and Non-current Portion Cash Advances

(€’000)	As of June 30, 2019	As of December 31, 2018
Non-current portion	3,122	2,864
Current portion	344	276

Total Recoverable Cash Advances	3,466	3,140